Inventories - Summary of Detailed Information About Inventories (Detail) - CAD ($) $ in Thousands	Apr. 30, 2024	Apr. 30, 2023
Classes of current inventories [abstract]
Supplies and parts	$ 1,734	$ 1,344
Antibodies	190	206
Work in process	215	510
Inventories	$ 2,139	$ 2,060